Label	Element	Value
American Funds College 2036 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds College Target Date Series® Prospectus Supplement July 28, 2022

For the following prospectuses dated January 1, 2022 (as supplemented to date):

American Funds College 2036 FundSM (CF36)

Changes apply to all funds within the series unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2036 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

2. For each of the funds noted above, other than American Funds College Enrollment Fund, the fourth paragraph and chart in the “Principal investment strategies” section of the summary prospectus is replaced with the following:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 28, 2022.

Keep this supplement with your prospectus.